UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JANUARY 31, 2018

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 58.9%
Brazil - 16.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	38,785,000	BRL	$12,522,228
Federative Republic of Brazil, Notes	10.000%	1/1/27	122,900,000	BRL	39,201,488

Total Brazil					51,723,716

Colombia - 2.9%
Republic of Colombia, Senior Bonds	7.500%	8/26/26	24,600,000,000	COP	9,316,456

India - 6.6%
Republic of India, Senior Bonds	8.170%	12/1/44	1,300,000,000	INR	21,307,522

Indonesia - 12.0%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	5,511,777
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	50,000,000,000	IDR	4,285,215
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	43,115,000,000	IDR	3,374,875
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	120,400,000,000	IDR	10,807,610
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	5,927,669
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	8,493,524

Total Indonesia					38,400,670

Malaysia - 0.7%
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	9,055,000	MYR	2,318,150

Mexico - 10.3%
United Mexican States, Senior Bonds	10.000%	11/20/36	72,700,000	MXN	4,773,023
United Mexican States, Senior Bonds	8.500%	11/18/38	96,600,000	MXN	5,571,754
United Mexican States, Senior Bonds	7.750%	11/13/42	421,500,000	MXN	22,537,146

Total Mexico					32,881,923

Peru - 4.8%
Republic of Peru, Senior Bonds	6.150%	8/12/32	44,780,000	PEN	15,517,635	(a)

Turkey - 5.5%
Republic of Turkey, Bonds	11.000%	2/24/27	68,360,000	TRY	17,587,696

TOTAL SOVEREIGN BONDS (Cost - $193,084,037)					189,053,768

ASSET-BACKED SECURITIES - 0.3%
Towd Point Mortgage Trust, 2015-3 B1 (1 year Treasury Constant Maturity Rate + 2.030%) (Cost - $997,549)	4.274%	3/25/54	1,000,000		1,028,313	(b)(c)

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 19.9%
Alba PLC, 2007-1 C (3 mo. GBP LIBOR + 0.290%)	0.623%	3/17/39	1,033,464	GBP	1,343,169	(a)(c)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.296%	2/15/50	44,754,292		3,361,942	(c)
Bancaja Fondo de Titulizacion de Activos, 10 C	0.171%	5/22/50	800,000	EUR	699,344	(a)(c)
Bancaja Fondo de Titulizacion de Activos, 2007 C	0.451%	11/25/36	2,827,125	EUR	3,337,011	(a)(c)
Bancaja Fondo de Titulizacion de Activos, 2007 D	2.171%	11/25/36	1,183,756	EUR	1,425,228	(a)(c)
Bancaja Fondo de Titulizacion de Activos, 2009-9 D	2.170%	9/25/43	800,000	EUR	896,806	(a)(c)
Bank, 2017-BNK4 XA, IO	1.618%	5/15/50	4,788,947		453,815	(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	5.228%	12/25/27	800,000		$893,326	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	4.811%	7/25/29	3,805,000		4,127,258	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	4.061%	3/25/30	1,985,000		2,058,610	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA1 B1 (1 mo. USD LIBOR + 5.000%)	6.329%	8/25/29	1,000,000		1,107,873	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA2 B1 (1 mo. USD LIBOR + 4.750%)	6.078%	12/25/29	3,295,000		3,603,264	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	5.329%	5/25/25	1,079,079		1,167,143	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.329%	7/25/25	663,110		753,512	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	6.629%	10/25/28	1,800,000		2,120,181	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	4.879%	7/25/29	448,000		488,926	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.761%	1/25/30	2,075,000		2,106,746	(c)
FREMF Mortgage Trust, 2015-K720 C	3.505%	7/25/22	1,760,000		1,670,427	(b)(c)
FREMF Mortgage Trust, 2015-K721 C	3.681%	11/25/47	2,330,000		2,231,337	(b)(c)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.706%	2/10/46	16,983,636		1,017,838	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	3,250,000		3,151,200	(b)
Newgate Funding PLC, 2006-3X CB	0.121%	12/1/50	765,585	EUR	837,731	(a)(c)
Paragon Mortgages PLC, 13X C1B	0.451%	1/15/39	6,000,000	EUR	7,060,780	(a)(c)
Paragon Mortgages PLC, 2011-X CB	0.571%	10/15/41	3,360,198	EUR	4,035,417	(a)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.549%	6/12/44	1,464,567	EUR	1,747,936	(a)(c)
RMAC Securities PLC, 2006-NS4X M1A (3 mo. GBP LIBOR + 0.270%)	0.562%	6/12/44	868,579	GBP	1,172,332	(a)(c)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 B (3 mo. Euribor + 0.320%, 0.000% Floor)	0.000%	2/17/50	2,514,414	EUR	2,780,533	(a)(c)
Santander Hipotecario, 2002 E	1.771%	1/18/49	4,000,000	EUR	3,761,319	(a)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1 (3 mo. Euribor + 0.130%, 0.000% Floor)	0.000%	6/22/40	692,388	EUR	843,925	(a)(c)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.278%	4/15/45	31,826,111		2,081,526	(b)(c)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.489%	8/15/46	82,995,320		1,666,729	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $60,832,968)					64,003,184

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 44.8%
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 0.6%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,850,000	$1,961,925	(e)

Hotels, Restaurants & Leisure - 0.8%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,200,000	1,341,000	(b)(e)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	1,265,000	1,258,675	(b)(e)

Total Hotels, Restaurants & Leisure				2,599,675

Media - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	2,315,000	2,367,087	(b)(e)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000	1,060,900	(e)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000	1,104,575	(e)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	915,000	861,564	(e)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000	2,065,000	(b)(e)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000	286,344	(b)(e)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000	1,155,000	(b)(e)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000	2,052,500	(b)(e)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,135,000	1,132,730	(b)(e)

Total Media				12,085,700

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	378,000	383,670	(b)(e)
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,194,196	(e)

Total Textiles, Apparel & Luxury Goods				2,577,866

TOTAL CONSUMER DISCRETIONARY				19,225,166

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.5%
Rite Aid Corp., Senior Notes	6.750%	6/15/21	1,530,000	1,562,972	(e)

Food Products - 1.6%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	1,130,000	1,124,587	(b)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,000,000	981,560	(e)
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	1,135,000	1,141,242	(b)(e)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	740,000	776,815	(b)(e)
Minerva Luxembourg SA, Senior Notes	6.500%	9/20/26	1,025,000	1,036,224	(a)

Total Food Products				5,060,428

Tobacco - 0.4%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	1,184,000	1,231,360	(b)(e)

TOTAL CONSUMER STAPLES				7,854,760

ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	1,584,000	1,449,360	(e)

Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	2,000,000	2,050,000	(e)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	2,366,000	2,546,408	(b)(e)
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	1,979,232	(b)(e)
Energy Transfer Equity LP, Senior Secured Notes	5.500%	6/1/27	485,000	512,291
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	1,490,000	1,595,283	(e)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	500,000	$522,905	(e)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,540,000	1,606,990	(e)
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	1,515,000	1,826,863	(e)
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,060,000	1,073,250	(e)

Total Oil, Gas & Consumable Fuels				13,713,222

TOTAL ENERGY				15,162,582

FINANCIALS - 15.7%
Banks - 9.1%
Banco do Brasil SA, Junior Subordinated Notes (9.000% to 6/18/24 then 10 year Treasury Constant Maturity Rate + 6.362%)	9.000%	6/18/24	2,080,000	2,250,976	(a)(c)(f)
Banco do Brasil SA, Senior Notes	4.625%	1/15/25	1,450,000	1,435,065	(b)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	15,341,061	(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	178,075	(e)
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	644,213	(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	9,438,148	(e)

Total Banks				29,287,538

Capital Markets - 6.6%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,091,548	(e)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	15,858,846	(e)

Total Capital Markets				20,950,394

TOTAL FINANCIALS				50,237,932

HEALTH CARE - 3.7%
Health Care Providers & Services - 3.3%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,546,875	(e)
DaVita Inc., Senior Notes	5.000%	5/1/25	3,760,000	3,755,300	(e)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	2,160,000	2,211,300	(e)
HCA Inc., Senior Secured Notes	4.750%	5/1/23	395,000	411,392	(e)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	1,064,000	1,110,550	(e)
Tenet Healthcare Corp., Senior Secured Bonds	4.375%	10/1/21	1,545,000	1,552,725	(e)

Total Health Care Providers & Services				10,588,142

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,095,000	1,092,405	(b)(e)

TOTAL HEALTH CARE				11,680,547

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000	1,246,561	(e)

Airlines - 0.4%
Air Canada, Senior Notes	7.750%	4/15/21	1,280,000	1,444,800	(b)(e)

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.125%	9/19/46	1,000,000	907,287	(e)

Road & Rail - 0.3%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	981,479	(e)

TOTAL INDUSTRIALS				4,580,127

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000	497,025	(e)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,035,000		$1,066,050	(b)(e)

Software - 0.5%
Symantec Corp., Senior Notes	5.000%	4/15/25	1,555,000		1,589,666	(b)(e)

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000		1,117,278	(b)(e)

TOTAL INFORMATION TECHNOLOGY					4,270,019

MATERIALS - 4.1%
Chemicals - 2.3%
CF Industries Inc., Senior Notes	4.950%	6/1/43	4,000,000		3,745,000	(e)
Chemours Co., Senior Notes	6.625%	5/15/23	2,000,000		2,117,500	(e)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000		1,449,000	(b)(e)

Total Chemicals					7,311,500

Containers & Packaging - 1.2%
ARD Finance SA, Senior Secured Notes (6.625% cash or 7.375% PIK)	6.625%	9/15/23	855,000	EUR	1,136,273	(g)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,505,000		1,547,366	(b)(e)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000		1,221,875	(b)(e)

Total Containers & Packaging					3,905,514

Metals & Mining - 0.3%
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	1,000,000		1,037,500	(e)

Paper & Forest Products - 0.3%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	800,000		840,000	(b)(e)

TOTAL MATERIALS					13,094,514

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		1,306,113	(e)
GEO Group Inc., Senior Notes	5.125%	4/1/23	200,000		202,500	(e)
GEO Group Inc., Senior Notes	6.000%	4/15/26	610,000		625,250	(e)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000		942,516	(e)
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000		1,109,463	(b)(e)
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	870,000		874,350	(b)(e)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000		2,883,762	(e)

TOTAL REAL ESTATE					7,943,954

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		2,653,312	(b)(e)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		212,060	(e)

Total Diversified Telecommunication Services					2,865,372

Wireless Telecommunication Services - 0.9%
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		2,130,420	(e)
Sprint Corp., Senior Notes	7.125%	6/15/24	895,000		909,920	(e)

Total Wireless Telecommunication Services					3,040,340

TOTAL TELECOMMUNICATION SERVICES					5,905,712

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.1%
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		$650,000	(e)

Independent Power and Renewable Electricity Producers - 0.9%
Dynegy Inc., Senior Notes	8.125%	1/30/26	475,000		525,611	(b)(e)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		983,275	(e)
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		1,494,800	(e)

Total Independent Power and Renewable Electricity Producers					3,003,686

TOTAL UTILITIES					3,653,686

TOTAL CORPORATE BONDS & NOTES (Cost - $132,804,348)					143,608,999

SENIOR LOANS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%) (Cost - $846,267)	8.954%	8/23/21	835,000		895,537	(c)(h)(i)(j)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Bonds (Cost - $2,856,347)	2.875%	11/15/46	2,835,000		2,798,566	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $391,421,516)					401,388,367

SHORT-TERM INVESTMENTS - 19.8%
SOVEREIGN BONDS - 8.0%
Egypt - 8.0%
Arab Republic of Egypt Treasury Bills	19.478%	4/10/18	182,600,000	EGP	10,071,414	(k)
Arab Republic of Egypt Treasury Bills	18.807%	4/17/18	88,000,000	EGP	4,838,037	(k)
Arab Republic of Egypt Treasury Bills	17.505 - 17.701%	7/3/18	200,000,000	EGP	10,554,122	(k)

TOTAL SOVEREIGN BONDS (Cost - $25,353,547)					25,463,573

			SHARES
MONEY MARKET FUNDS - 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $37,920,356)	1.285%		37,920,356		37,920,356

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,273,903)					63,383,929

TOTAL INVESTMENTS - 144.9% (Cost - $454,695,419)					464,772,296
Mandatory Redeemable Preferred Stock, at Liquidation Value - (15.6)%					(50,000,000)
Liabilities in Excess of Other Assets - (29.3)%					(94,053,748)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$320,718,548

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Security is valued using significant unobservable inputs (See Note 1).

(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
TRY	— Turkish Lira

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Bund	31	3/18	$6,272,349	$6,112,670	$159,679

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,970,000,000	USD	34,960,724	Citibank N.A.	2/2/18	$1,404,578
JPY	1,590,000,000	USD	14,296,196	Goldman Sachs Group Inc.	2/2/18	268,245
JPY	1,530,000,000	USD	13,639,974	JPMorgan Chase & Co.	2/2/18	374,865
USD	65,369,722	JPY	7,090,000,000	JPMorgan Chase & Co.	2/2/18	425,140
BRL	32,600,000	USD	9,780,978	HSBC Bank USA, N.A.	2/8/18	442,349
EUR	1,900,000	USD	2,259,778	Barclays Bank PLC	2/9/18	100,211
USD	3,821,585	EUR	3,265,000	Goldman Sachs Group Inc.	2/9/18	(233,871)
EUR	11,920,000	USD	13,871,364	JPMorgan Chase & Co.	2/9/18	934,465
USD	28,824,973	EUR	24,770,000	JPMorgan Chase & Co.	2/9/18	(1,941,837)
USD	966,289	EUR	815,000	JPMorgan Chase & Co.	2/9/18	(46,022)
USD	2,122,390	EUR	1,780,000	JPMorgan Chase & Co.	2/9/18	(88,547)
USD	3,170,370	EUR	2,650,000	JPMorgan Chase & Co.	2/9/18	(121,194)
USD	3,725,474	EUR	2,975,000	JPMorgan Chase & Co.	2/9/18	30,227
NZD	14,380,000	USD	9,932,841	Citibank N.A.	2/28/18	661,022
USD	5,301,980	AUD	6,540,000	Citibank N.A.	2/28/18	32,666
AUD	13,080,000	USD	9,943,835	Goldman Sachs Group Inc.	2/28/18	594,794
USD	5,285,778	AUD	6,540,000	JPMorgan Chase & Co.	2/28/18	16,464
USD	5,281,604	NZD	7,190,000	National Australia Bank Ltd.	2/28/18	(15,328)
USD	5,249,861	NZD	7,190,000	National Australia Bank Ltd.	2/28/18	(47,071)
GBP	10,610,000	USD	14,236,710	Citibank N.A.	3/15/18	851,653
USD	2,482,367	GBP	1,850,000	Citibank N.A.	3/15/18	(148,497)
INR	604,900,000	USD	9,473,025	Barclays Bank PLC	3/21/18	(18,773)
INR	73,000,000	USD	1,139,023	Barclays Bank PLC	3/21/18	1,926
USD	14,283,868	CAD	17,900,000	Barclays Bank PLC	4/11/18	(280,778)
JPY	7,090,000,000	USD	65,759,574	JPMorgan Chase & Co.	5/11/18	(428,698)

Total						$2,767,989

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$815,000	6/20/22	1.62%	1.000% quarterly	$(20,387)	$(55,701)	$35,314
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	1.62%	1.000% quarterly	(30,269)	(82,751)	52,482

Total	$2,025,000				$(50,656)	$(138,452)	$87,796

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$15,715,000	12/20/22	5.000% quarterly	$1,314,952	$1,348,775	$(33,823)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$5,900,000	6/20/22	1.28%	1.000% quarterly	$(68,084)	$(339,927)	$271,843
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 04/22/26)	2,305,000	12/20/22	2.38%	5.000% quarterly	265,504	260,605	4,899
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	1,880,000	12/20/22	2.39%	5.000% quarterly	216,549	204,635	11,914

Total	$10,085,000				$413,969	$125,313	$288,656

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Global Income Opportunities Fund Inc. (formerly Legg Mason BW Global Income Opportunities Fund Inc.) (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$189,053,768	—	$189,053,768
Asset-Backed Securities	—	1,028,313	—	1,028,313
Collateralized Mortgage Obligations	—	64,003,184	—	64,003,184
Corporate Bonds & Notes	—	143,608,999	—	143,608,999
Senior Loans	—	—	$895,537	895,537
U.S. Government & Agency Obligations	—	2,798,566	—	2,798,566

Total Long-Term Investments	—	400,492,830	895,537	401,388,367

Short-Term Investments†:
Sovereign Bonds	—	25,463,573	—	25,463,573
Money Market Funds	$37,920,356	—	—	37,920,356

Total Short-Term Investments	37,920,356	25,463,573	—	63,383,929

Total Investments	37,920,356	425,956,403	895,537	464,772,296

Other Financial Instruments:
Futures Contracts	159,679	—	—	159,679
Forward Foreign Currency Contracts	—	6,138,605	—	6,138,605
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	482,053	—	482,053

Total Other Financial Instruments	159,679	6,620,658	—	6,780,337

Total	$38,080,035	$432,577,061	$895,537	$471,552,633

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,370,616	—	$3,370,616
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	33,823	—	33,823
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	50,656	—	50,656
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	68,084	—	68,084

Total	—	$3,523,179	—	$3,523,179

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BrandywineGLOBAL - Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018